Credit Facilities - Schedule of Outstanding Balances of Loans from Other Financial Institutions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Loans from other financial institutions	$ 886,505	$ 477,708
Zhongli International Leasing Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From September 2023 to September 2028
Interest rate	8.46%
Collateral/ Guarantee	Pledged by the vehicles owned by Company
Date of paid off
Loans from other financial institutions		218,097
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From November 2023 to May 2026
Interest rate	8.84%
Collateral/ Guarantee	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao
Date of paid off
Loans from other financial institutions		160,465
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From May 2024 to November 2026
Interest rate	6.08%
Collateral/ Guarantee	Pledged by the vehicles owned by Company
Date of paid off
Loans from other financial institutions	$ 35,104	99,146
Far East Hongxin Inclusive Financial Leasing Co., LTD [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From February, 2025 to Januaryr, 2028
Interest rate	8.83%
Collateral/ Guarantee	Guaranteed by Zhejiang Haoxin, Ms. Shasha Chen and Mr. Zhengjun Tao
Date of paid off
Loans from other financial institutions	$ 211,119
Far East Hongxin Inclusive Financial Leasing Co., LTD [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From December, 2025 to November, 2028
Interest rate	8.54%
Collateral/ Guarantee	Guaranteed by Zhejiang Haoxin, Ms. Shasha Chen and Mr. Zhengjun Tao
Date of paid off
Loans from other financial institutions	$ 415,918
He Yun International Financial Leasing Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From November, 2025 to October, 2028
Interest rate	6.78%
Collateral/ Guarantee	pledge by vehicle owned by company
Date of paid off
Loans from other financial institutions	$ 224,364